SEGMENTED INFORMATION (Details) - USD ($)	6 Months Ended		10 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2019
Statement [Line Items]
Revenue	$ (14,917,000)	$ (2,118,000)	$ 0
Gross Profit	6,546,000	1,012,000
Net loss	(32,716,000)	(5,138,000)
Total [Member]
Statement [Line Items]
Revenue	14,917,000	2,118,000
Gross Profit	6,546,000	1,012,000
Net loss	(32,716,000)	5,138,000
Cannabis Growth and Derivative Production Member
Statement [Line Items]
Revenue	3,000	0
Gross Profit	47,000	0
Net loss	(715,000)	(428,000)
Consumer Products
Statement [Line Items]
Revenue	13,603,000	286,000
Gross Profit	4,304,000	173,000
Net loss	(19,420,000)	(857,000)
Pharmaceuticals and Nutraceuticals
Statement [Line Items]
Revenue	3,708,000	1,629,000
Gross Profit	2,096,000	752,000
Net loss	(317,000)	50,000
Beverage and food
Statement [Line Items]
Revenue	252,000	310,000
Gross Profit	99,000	87,000
Net loss	(462,000)	(64,000)
Corporate and Eliminations
Statement [Line Items]
Revenue	(2,649,000)	(107,000)
Gross Profit	0	0
Net loss	$ (12,436,000)	$ (3,839,000)